PIA High Yield (MACS) Fund
PIA High Yield (MACS) Fund
Investment Objectives
The High Yield (MACS) Fund’s primary objective is to seek a high level of current income.
The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield (MACS) Fund.
Shareholder Fees	PIA High Yield (MACS) Fund Managed Account Completion Shares
SHAREHOLDER FEES (fees paid directly from your investment)	none

Annual Fund Operating Expenses	PIA High Yield (MACS) Fund Managed Account Completion Shares
Management Fees	none	[1]
Other Expenses	1.14%	[2]
Acquired Fund Fees and Expenses	0.02%	[2]
Total Annual Fund Operating Expenses	1.16%
Less: Expense Reimbursement	(0.96%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.20%
[1]	Pacific Income Advisers, Inc. (the "Adviser") will not charge a fee for its advisory services to the High Yield (MACS) Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which includes assets invested in the Fund.
[2]	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated High Yield (MACS) Fund expenses for the current fiscal year.
[3]	The Adviser has agreed to temporarily pay for all operating expenses (excluding AFFE) incurred by the High Yield (MACS) Fund through at least March 28, 2017 to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.18% of the Fund's average daily net assets ("temporary expense limitation"). The temporary expense limitation may be discontinued at any time by the Board of Trustees. The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. The table shows the net expenses of the Fund as 0.20% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the High Yield (MACS) Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years
PIA High Yield (MACS) Fund | Managed Account Completion Shares | USD ($)	20	273

Portfolio Turnover
The High Yield (MACS) Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund
The High Yield (MACS) Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments (“junk bonds”), defined as bonds, convertible securities, forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the High Yield (MACS) Fund’s assets may be invested in investment grade instruments including bonds, debt securities, convertible securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the High Yield (MACS) Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.29 years as of January 31, 2016.  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The High Yield (MACS) Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The High Yield (MACS) Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements.  From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 100% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in a combination of derivative instruments and other investment companies, including exchange-traded funds (“ETFs”), until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Adviser may invest up to 100% of the High Yield (MACS) Fund’s total assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

In selecting investments for the High Yield (MACS) Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the High Yield (MACS) Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

●	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.

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Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the High Yield (MACS) Fund.  Counterparty risk may arise because of the counterparty’s financial condition ( i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

●	Credit Risk. The issuers of the bonds and other instruments held by the High Yield (MACS) Fund may not be able to make interest or principal payments.

●	Market Risk. The prices of the securities in which the High Yield (MACS) Fund invests may decline for a number of reasons including responses to economic and political developments.

●	Management Risk. The High Yield (MACS) Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

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Interest Rate Risk. Fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

●	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the High Yield (MACS) Fund at quoted market prices.

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Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

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ETF and Mutual Fund Risk.   When the High Yield (MACS) Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

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Leverage Risk.  L osses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

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Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

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Foreign Securities and Emerging Markets Risk.  The value of the High Yield (MACS) Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

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Currency Risk. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans ( i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

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Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

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Risks Associated with Inflation and Deflation. Rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.

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New Fund Risk.  The High Yield (MACS) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the High Yield (MACS) Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.